EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Aug. 27, 2018	Dec. 31, 2018	Sep. 30, 2018
Investment [Line Items]
Equity accounted investments, beginning of period				$ 22,698	$ 19,761	$ 19,761	$ 19,761
GGP joint ventures acquired from business acquisition				0			10,829
Deconsolidation of pre-acquisition GGP equity interest				0			(8,345)
Additions				351			2,174
Disposals and return of capital distributions				(279)			(1,304)
Share of net earnings from equity accounted investments	$ 826	$ 288		1,090	$ 516		947
Distributions received				(193)			(518)
Foreign currency translation				(20)			(395)
Reclassification to assets held for sale				0			(567)
Derecognized from loss of control of subsidiaries				(11,499)			0
Impact of warrant conversion							0
Other comprehensive income and other				(324)			116
Equity accounted investments, end of year	21,889		$ 19,761	21,889			22,698
Carrying value	$ 21,187			$ 21,187			$ 21,853
GGP Inc. (GGP)
Investment [Line Items]
Proportion of ownership interests (as a percentage)			34.00%			34.00%
GGP Inc. (GGP)
Investment [Line Items]
Carrying value								$ 7,843
Fair value loss						$ (502)